OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

PRP DEPOSITOR 2023-NQM3, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001998197

PRPM 2023-NQM3, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jim Barrons, (602) 802-8305

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PRP DEPOSITOR 2023-NQM3, LLC

Date: December 12, 2023	By:	/s/ Jeff Padden
	Name:	Jeff Padden
	Title:	General Counsel

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report – Canopy Narrative

Schedule 1 – RA Grades Detail Report

Schedule 2 – RA Grades Summary Report

Schedule 3 – Valuation Report

Schedule 4 – Data Compare Report

99.2 – Third Party Due Diligence Report – Clayton Narrative

Schedule 1 – Conditions Report

Schedule 2 – Loan Grades

Schedule 3 – Loan Level Tape Compare

Schedule 4 – Valuations Summary

99.3 - Third Party Due Diligence Report – Consolidated Analytics Narrative

Schedule 1 – Due Diligence Standard

Schedule 2 – Grading Report Summary

Schedule 3 – Valuations Summary Report

99.4 – Third Party Due Diligence Report – Covius Narrative

Schedule 1 – Exceptions Report

Schedule 2 – RA Grades

Schedule 3 – Tape Compare

Schedule 4 – Valuation Report

99.5 - Third Party Due Diligence Report – Digital Risk Narrative

Schedule 1 – QM Status Report

Schedule 2 – Rating Agency Report

Schedule 3 – Rebuttal Findings Report

Schedule 4 – Valuation Report

Schedule 5 – Data Discrepancy Report

99.6 - Third Party Due Diligence Report – Evolve Narrative

Schedule 1 – Data Compare LendSure

Schedule 2 – Data Compare LendSure 1

Schedule 3 – Data Compare Newfi

Schedule 4 – Data Compare Newfi 1

Schedule 5 – Data Compare Sprout

Schedule 6 – Exception Detail LendSure

Schedule 7 – Exception Detail LendSure 1

Schedule 8 – Exception Detail Newfi

Schedule 9 – Exception Detail Newfi 1

Schedule 10 – RA Grades LendSure

Schedule 11 – RA Grades LendSure 1

Schedule 12 – RA Grades Newfi

Schedule 13 – RA Grades Newfi 1

Schedule 14 – RA Grades Sprout

Schedule 15 – Valuation Report LendSure

Schedule 16 – Valuation Report LendSure 1

Schedule 17 – Valuation Report Newfi

Schedule 18 – Valuation Report Newfi 1

Schedule 19 – Valuation Report Sprout

99.7 - Third Party Due Diligence Report – Infinity Narrative

Schedule 1 – Data Compare Report

Schedule 2 – Individual Exception Report

Schedule 3 – Loan Level Exception Report

Schedule 4 – Rating Agency Report

Schedule 5 – Valuation Report

99.8 - Third Party Due Diligence Report – Maxwell Narrative

Schedule 1 – Grading Compare Report

Schedule 2 – Standard Exceptions Report

Schedule 3 – Valuation Report

Schedule 4 – Data Compare Report

Schedule 5 – Data Compare Summary Report

99.9 - Third Party Due Diligence Report – Mission Narrative

Schedule 1 – RA Grades Detail

Schedule 2 – RA Grades Summary

Schedule 3 – Valuation Report

99.10 - Third Party Due Diligence Report – Opus Narrative

Schedule 1 – Data Compare

Schedule 2 – Exception Report

Schedule 3 – RA Grades

Schedule 4 – Valuation Report

99.11 - Third Party Due Diligence Report – Phoenix Executive Summary

Schedule 1 – Credit Findings

Schedule 2 – Data Compare Report

Schedule 4 – Findings Detail

Schedule 6 – Rating Agency Grades

Schedule 7 – Summary Report Detail

Schedule 8 – Valuations Findings

99.12 - Third Party Due Diligence Report – AMC Executive Summary

Schedule 1 – Exception Grades

Schedule 2 – Rating Agency Grades

Schedule 3 – Valuation Summary

99.13 - Third Party Due Diligence Report – Selene Narrative Report

Schedule 1 – Data Compare Report

Schedule 2 – RA Grades Summary Report

Schedule 3 – Standard Findings Report

Schedule 4 – Valuations Report

99.14 - Third Party Due Diligence Report – Stonehill Narrative

Schedule 1 – Data Compare Report

Schedule 2 – RA Grades Detail Report

Schedule 3 – RA Grades Summary Report

Schedule 4 – Valuation Report